Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Redeemable Convertible Preferred Stock Series B
Preferred stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock liquidation preference value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock shares authorized (in shares)		40,000
Preferred stock shares issued (in shares)	0	16,900
Preferred stock shares outstanding (in shares)	0	16,900
Redeemable Convertible Preferred Stock Series B | Previously Reported
Preferred stock shares authorized (in shares)	40,000
Common Class A
Common stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock shares issued (in shares)	17,763,683	17,721,422
Common stock shares outstanding (in shares)	17,763,683	17,721,422